Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0001753673
Registrant Name	SCIENJOY HOLDING CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A